SCHEDULE OF DEBT (Details) - USD ($)	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019	Oct. 20, 2017
Short-term Debt [Line Items]
Total	$ 525,854		$ 896,584		$ 888,109
Current portion of debt	(525,854)		(896,584)		(764,359)
Long-term portion of debt					123,750
Short-Term Capital Lease [Member]
Short-term Debt [Line Items]
Total	5,574		5,574		5,574
Loans Payable [Member]
Short-term Debt [Line Items]
Total	104,377
Other [Member]
Short-term Debt [Line Items]
Total	28,368		8,475
Factor [Member]
Short-term Debt [Line Items]
Total	387,535		387,535		387,535
Officer [Member] | Loans Payable [Member]
Short-term Debt [Line Items]
Total			8,475
Compaction And Recycling Equipment Inc [Member]
Short-term Debt [Line Items]
Total		[1]	315,810	[1]	315,810
Debt Instrument, Interest Rate, Stated Percentage						7.00%
CFSI [Member]
Short-term Debt [Line Items]
Total		[1]	$ 179,190	[1]	$ 179,190
Debt Instrument, Interest Rate, Stated Percentage						7.00%

[1]	On September 16, 2021, the Company entered into a Release and Settlement Agreement (the “Settlement Agreement”) with Gordon Boorse pertaining to the outstanding principal and interest outstanding on the Notes issued by the Company in the purchase of Compaction and Recycling Equipment, Inc. (the “CARE Note”) and Columbia Financial Services, Inc, (the “CFSI Note”). Under the terms of the Settlement Agreement, the Company abandoned all claims against Boorse with respect to its purchase of CARE and CFSI, and Boorse forgave the outstanding principal ($495,000) and interest ($157,995) due under the CARE and CFSI Notes.